Derivative Instruments and Hedging Activities - Effect of Gains (Losses) on Cross Currency Swaps (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized (losses) gains			$ 28,532	$ (31,098)
Total realized and unrealized gains (losses) on derivative instruments	$ (1,924)	$ (2,168)	(18,311)	17,981
Cross Currency Interest Rate Contract Maturity And Partial Termination
Derivative Instruments, Gain (Loss) [Line Items]
Realized losses	0	(42,271)	0	(42,271)
Cross Currency Interest Rate Contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Realized losses	(1,431)	(1,744)	(3,952)	(4,926)
Unrealized (losses) gains	(23,759)	43,966	(25,819)	49,734
Total realized and unrealized gains (losses) on derivative instruments	$ (25,190)	$ (49)	$ (29,771)	$ 2,537